Other Current Assets - Schedule of Other Current Assets (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Other Current Assets [Abstract]
Deposits	$ 70,156	$ 54,413	$ 117,429
Prepayments	1,852,090	1,436,481	92,754
Interest receivables	22,172	17,197	9,729
Other receivables	31,281	24,261	54,255
Total	$ 1,975,699	$ 1,532,352	$ 274,167